Segmental information - Summary of Information by Reportable Segment - Other Segmental Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	$ 336	$ 238	$ 262
Depreciation and amortisation	103	96	96
Share-based payments cost	21	17	19
Share of losses/(gains) of associates and joint ventures	(3)	2	3
Impairment charges	18	16	36
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	120	67	87
Depreciation and amortisation	31	25	23
Share of losses/(gains) of associates and joint ventures	1	7	5
Impairment charges	18	16	27
Europe [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	18	15	45
Depreciation and amortisation	10	10	10
AMEA [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	8	7	8
Depreciation and amortisation	6	5	6
Share of losses/(gains) of associates and joint ventures	(4)	(5)	(2)
Impairment charges			9
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	2	1	4
Depreciation and amortisation	3	3	8
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	188	148	118
Depreciation and amortisation	53	53	49
Share-based payments cost	$ 21	$ 17	$ 19